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                           LAKE SHORE FAMILY OF FUNDS
                           --------------------------


                             LAKE SHORE EQUITY FUND


                               SEMI-ANNUAL REPORT
                                  June 30, 2002
                                   (Unaudited)


    INVESTMENT ADVISER                                     ADMINISTRATOR
    ------------------                                     -------------
LAKE SHORE FUND GROUP, LLC                        INTEGRATED FUND SERVICES, INC.
   8280 Montgomery Road                               221 East Fourth Street
         Suite 302                                           Suite 300
  Cincinnati, Ohio 45236                              Cincinnati, Ohio 45202
      1.513.794.1440                                      1.800.266.9532

================================================================================

Dear Fellow Shareholders,

During the six months ended, June 30, 2002, the Lake Shore Equity Fund returned -0.8%. For the same period, the stock market defied historical precedence by declining in the face of improving economic conditions and a favorable interest rate environment. The performance of the three major stock market indices for the six months ended June 30, 2002, are shown below:

                           Dow Industrials           - 6.9%
                           S&P 500                   -13.2%
                           NASD Composite            -24.8%

Typically, declining interest rates are a favorable elixir for stock prices. With the Fed having reduced interest rates 11 times in the last 18 months, and with the current level of rates standing at the lowest level since 1948, stocks should have benefited. At the same time, the improvements in economic conditions, such as were witnessed on a consistent basis in the indicators, have traditionally translated into a better stock market environment.

The decline in the second quarter would suggest that either investors were overwhelmed by all of the news of accounting scandals, international tensions, fear of another terrorist attack, etc., or that, in spite of data indicating a recovery, the economy will suffer another setback later in the year.

Our Fund weathered this decline relatively well. As of the middle of June, it appeared that the numbers would be even more favorable for the first half, but the decline accelerated, and there were very few stocks that were immune to the selling. Actually, those stocks that had performed better at that point were more vulnerable because of the profits they were showing.

Because the market was not showing an ability to maintain a sustainable upward trend, we maintained a higher level of cash reserves than would normally be the case. At the same time, we utilized the intra-quarter discipline to sell QLogic Corporation when the stock broke below our pre-defined parameters. While this particular stock reversed higher subsequent to the sale, the procedure is in place to prevent a devastating loss that would have a significant impact on the portfolio.

Our longer-term indicators continue to suggest that the stock market should resume its upward trend. We believe the major indices are extremely oversold, and monetary conditions remain extraordinarily favorable, with interest rates at their current levels and with money supply growth showing a stable-to-rising trend. Breadth in the market, or those stocks that are rising versus those that are declining, has deteriorated in the latest downdraft, but the damage is not as severe as is suggested by the performance of the market indices, that are impacted largely by the performance of the largest-capitalization stocks.

It is obvious that the market has not responded positively to what historically have been indications that foretell rising stock prices. As such, we intend to maintain the higher-than-normal cash levels until we are more comfortable with the market's structure. We will continue to monitor all of the portfolio holdings on a daily basis in order to protect capital, but still be in a position to take advantage of a better market environment. The "value" stocks in the Fund, which have a history of increasing dividends, should provide a strong anchor in this environment because these tangible payouts give credence to the underlying reported earnings.

Sincerely,

/s/ Greg Bauer

Gregory J. Bauer, CFA
Managing Director

                             LAKE SHORE EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2002
                                   (Unaudited)

ASSETS
      Investment securities, at market value (Cost $1,740,430)     $  1,963,921
      Dividends and interest receivable                                     779
      Organization expenses, net                                          2,217
      Receivable from Adviser                                            39,831
      Other assets                                                        7,412
                                                                   ------------
                 TOTAL ASSETS                                         2,014,160
                                                                   ------------

LIABILITIES
      Payable to Affiliates                                               8,343
      Accrued expenses                                                   13,605
                                                                   ------------
                 TOTAL LIABILITIES                                       21,948
                                                                   ------------

NET ASSETS                                                         $  1,992,212
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $  2,548,790
Accumulated net investment loss                                         (15,799)
Accumulated net realized losses from security transactions             (764,270)
Net unrealized appreciation on investments                              223,491
                                                                   ------------
NET ASSETS                                                         $  1,992,212
                                                                   ------------

Shares of beneficial interest outstanding (Unlimited
   number of shares authorized, no par value)                           254,974
                                                                   ============

Net asset value and redemption price per share                     $       7.81
                                                                   ============

Maximum offering price per share                                   $       8.22
                                                                   ============

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2002
                                   (Unaudited)

INVESTMENT INCOME
      Dividends                                                    $     15,458
      Interest                                                              489
                                                                   ------------
           TOTAL INVESTMENT INCOME                                       15,947
                                                                   ------------

EXPENSES
      Investment advisory fees                                           12,535
      Accounting services fees                                           12,000
      Transfer agent fees                                                 7,200
      Administrative services fees                                        6,000
      Professional fees                                                   5,140
      Insurance expense                                                   4,950
      Custodian fees                                                      3,795
      Shareholder report costs                                            3,741
      Trustees' fees and expenses                                         2,516
      Postage and supplies                                                2,366
      Distribution expense                                                2,357
      Amortization of organization expenses                               2,217
      Registration fees                                                   2,027
      Pricing costs                                                         516
                                                                   ------------
           TOTAL EXPENSES                                                67,360
      Fees waived and expenses reimbursed by the Adviser                (35,614)
                                                                   ------------
           NET EXPENSES                                                  31,746
                                                                   ------------

NET INVESTMENT LOSS                                                     (15,799)
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
      Net realized losses from security transactions                    (10,849)
      Net change in unrealized appreciation/
         depreciation on investments                                     14,956
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                          4,107
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $    (11,692)
                                                                   ============

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the
                                                               Six Months        For the
                                                                  Ended            Year
                                                                June 30,          Ended
                                                                  2002         December 31,
                                                               (Unaudited)         2001
                                                              ------------     ------------
FROM OPERATIONS
      Net investment loss                                     $    (15,799)    $    (28,193)
      Net realized losses from security transactions               (10,849)        (600,443)
      Net change in unrealized appreciation/
         depreciation on investments                                14,956          318,357
                                                              ------------     ------------
Net decrease in net assets from operations                         (11,692)        (310,279)
                                                              ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
      From net realized gains                                           --           (1,581)
                                                              ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                     72,464          132,499
      Net asset value of shares issued in
           reinvestment of distributions to shareholders                --            1,474
      Payment for shares redeemed                                 (161,578)        (158,182)
                                                              ------------     ------------
Net decrease in net assets from capital share transactions         (89,114)         (24,209)
                                                              ------------     ------------

TOTAL DECREASE IN NET ASSETS                                      (100,806)        (336,069)

NET ASSETS
      Beginning of period                                        2,093,018        2,429,087
                                                              ------------     ------------
      End of period                                           $  1,992,212     $  2,093,018
                                                              ============     ============

CAPITAL SHARE ACTIVITY
      Shares sold                                                    9,293           15,951
      Shares issued in reinvestment of
         distributions to shareholders                                  --              189
      Shares redeemed                                              (20,189)         (18,957)
                                                              ------------     ------------
      Net decrease in shares outstanding                           (10,896)          (2,817)
      Shares outstanding, beginning of period                      265,870          268,687
                                                              ------------     ------------
      Shares outstanding, end of period                            254,974          265,870
                                                              ============     ============

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

                                                       For the
                                                     Six Months       For the         For the         For the         For the
                                                       Ended            Year            Year            Year          Period
                                                      June 30,         Ended           Ended           Ended           Ended
                                                        2002         December 31,    December 31,    December 31,    December 31,
                                                     (Unaudited)        2001            2000            1999          1998 (a)
                                                     ----------      ----------      ----------      ----------      ----------
Net asset value at beginning of period               $     7.87      $     9.04      $    15.43      $    11.05      $    10.00
                                                     ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
      Net investment income (loss)                        (0.06)          (0.11)          (0.21)          (0.11)           0.08
      Net realized and unrealized gains
         (losses) on investments                             --           (1.05)          (3.49)           4.76            1.05
                                                     ----------      ----------      ----------      ----------      ----------
Total from investment operations                          (0.06)          (1.16)          (3.70)           4.65            1.13
                                                     ----------      ----------      ----------      ----------      ----------
Less distributions:
      From net investment income                             --              --              --              --           (0.08)
      From net realized gains                                --           (0.01)          (2.69)          (0.27)             --
                                                     ----------      ----------      ----------      ----------      ----------
Total distributions                                          --           (0.01)          (2.69)          (0.27)          (0.08)
                                                     ----------      ----------      ----------      ----------      ----------

Net asset value at end of period                     $     7.81      $     7.87      $     9.04      $    15.43      $    11.05
                                                     ==========      ==========      ==========      ==========      ==========

Total return (b)                                         (0.76%)(c)     (12.88%)        (24.18%)         42.26%          11.34%(c)
                                                     ==========      ==========      ==========      ==========      ==========

Net assets at end of period                          $1,992,212      $2,093,018      $2,429,087      $3,453,747      $1,588,758
                                                     ==========      ==========      ==========      ==========      ==========

Ratio of gross expenses to average net assets (d)         6.32% (e)       5.94%           3.61%           4.86%          14.24%(e)

Ratio of net expenses to average net assets               2.98% (e)       2.98%           2.98%           2.32%           1.91%(e)

Ratio of net investment income (loss)
   to average net assets                                 (1.48%)(e)      (1.27%)         (1.48%)         (1.06)%          0.71%(e)

Portfolio turnover rate                                     85% (e)        120%            145%             64%              4%(e)

(a) Represents the period from the initial public offering of shares (March 2, 1998) through December 31, 1998.

(b)  Total returns shown exclude the effect of applicable sales loads.

(c)   Not annualized.

(d) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)  Annualized.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2002
                                   (Unaudited)

                                                                        Market
  Shares                                                                Value
  ------                                                                -----
              COMMON STOCKS -- 98.5%
              CONSUMER, NON-CYCLICAL -- 32.3%
     2,305    Albertson's, Inc.                                     $     70,210
     4,800    Archer-Daniels-Midland Co.                                  61,392
     1,520    Avon Products, Inc.                                         79,405
     1,440    Baxter International, Inc.                                  63,994
     2,655    Boston Scientific Corp.*                                    77,845
     2,785    ConAgra Foods, Inc.                                         77,005
        16    J.M. Smucker Co.                                               546
     1,225    PepsiCo, Inc.                                               59,045
       820    Procter & Gamble Co.                                        73,226
     2,640    Sherwin-Williams Co.                                        79,015
                                                                    ------------
                                                                         641,683
                                                                    ------------

              CONSUMER, CYCLICAL -- 26.7%
     1,045    AutoZone, Inc.*                                             80,778
     1,410    Best Buy*                                                   51,183
     3,085    Mattel, Inc.                                                64,816
     2,125    May Department Stores Co.                                   69,976
     3,930    Office Depot, Inc.*                                         66,024
     2,240    R. R. Donnelley & Sons Co.                                  61,712
     1,335    Sears, Roebuck & Co.                                        72,491
     1,670    V.F. Corp.                                                  65,481
                                                                    ------------
                                                                         532,461
                                                                    ------------

              INDUSTRIAL -- 14.3%
     2,645    Burlington Northern Santa Fe Corp.                          79,350
     1,375    FedEx Corp.                                                 73,425
       905    Johnson Controls, Inc.                                      73,857
     1,175    W.W. Grainger, Inc.                                         58,868
                                                                    ------------
                                                                         285,500
                                                                    ------------

              FINANCIAL SERVICES -- 10.6%
     1,035    Bank of America Corp.                                       72,822
     1,245    Progressive Corp.                                           72,023
       685    SLM Corp.                                                   66,377
                                                                    ------------
                                                                         211,222
                                                                    ------------

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2002
                                   (Unaudited)

                                                                        Market
  Shares                                                                Value
  ------                                                                -----
              COMMON STOCKS -- 98.5%
              TECHNOLOGY -- 7.4%
     1,440    Computer Sciences Corp.*                              $     68,832
     1,940    Raytheon Co.                                                79,055
                                                                    ------------
                                                                         147,887
                                                                    ------------

              UTILITIES -- 7.2%
     1,630    Entergy Corp.                                               69,177
     2,720    Southern Co.                                                74,528
                                                                    ------------
                                                                         143,705
                                                                    ------------

              TOTAL COMMON STOCKS (Cost $1,738,967)                 $  1,962,458
                                                                    ------------

              MONEY MARKETS -- 0.1%
     1,463    First American Treasury (Cost $1,463)                 $      1,463
                                                                    ------------

              TOTAL INVESTMENT SECURITIES-- 98.6%
              (Cost $1,740,430)                                     $  1,963,921

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.4%                28,291
                                                                    ------------

              NET ASSETS-- 100.0%                                   $  1,992,212
                                                                    ============

* Non-income producing security.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2002
                                   (Unaudited)

1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers one series of shares to investors: the Lake Shore Equity Fund (the Fund). The Trust was capitalized on December 23, 1997, when the initial shares of the Fund were purchased at $10.00 per share. The initial public offering of shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks long-term growth of capital by investing primarily in common stocks. Dividend and interest income is only an incidental consideration to the Fund's investment objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Equity Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervison of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations, which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains, if any, at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2002
                                   (Unaudited)

proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the following periods were as follows:

                                          Six Months
                                            Ended                  Year
                                           June 30,               Ended
                                             2002              December 31,
                                         (Unaudited)               2001

     From long-term capital gains       $       -                 $1,581

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

     Cost of portfolio investments                            $  1,740,430
                                                              ============
     Gross unrealized appreciation                                 281,605
     Gross unrealized depreciation                                 (58,114)
     Capital loss carryforward                                    (753,421)

     Accumulated ordinary loss                                     (26,648)
                                                              ------------
        Accumulated deficit                                   $   (556,578)
                                                              ============

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2002
                                   (Unaudited)

As of June 30, 2002, the Fund had capital loss carryforwards for federal income tax purposes of $753,421 none of which expire prior to December 31, 2009. These capital loss carryforwards may be utilized in current and future years to offset net realized gains prior to distributing any such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

For the  six-months  ended June 30, 2002,  cost of purchases  and proceeds  from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $871,943 and $901,650, respectively.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Underwriter), the exclusive agent for the distribution of the Fund's shares.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses for the six-months ended June 30, 2002, the Adviser waived investment advisory fees of $12,535 and reimbursed the Fund for $22,721 of other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from the Fund, based on current asset levels of the Fund, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee from the Fund, based on current asset levels of the Fund, subject to a minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2002
                                   (Unaudited)

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current asset levels, from the Fund. In addition, the Fund pays certain IFS out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as the exclusive agent for the distribution of the Fund's shares. The Underwriter earned nothing from underwriting commissions on the sale of shares during the six-months ended June 30, 2002.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of the Fund's shares, not to exceed 0.25% of average daily net assets. For the six-months ended June 30, 2002, the Fund incurred $2,357 of expenses under the Plan.